RELATED-PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

12. RELATED-PARTY TRANSACTIONS

On May 26, 2020, the Company entered into a 3-year agreement with a stockholder of the Company for the use of a patent. Beginning June 1, 2020, the Company began paying the stockholder a monthly license fee of $10,000. Once revenue from sales, rentals, and leases begins, the Company is required to pay $25.00 per unit sold. If the Company does not sell 400 units per month (or $10,000), the original fixed $10,000 is paid. Accordingly, for the three months ended March 31, 2025 and 2024, the Company recorded licensing fee costs in the amount of $30,000 each period.

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)

12.	RELATED-PARTY TRANSACTIONS (Continued)

On March 10, 2025, the Company entered into the second amendment to the Exclusive Patent License Agreement of May 26, 2020. The Second Amendment extends the license to perpetuity, covering the full term and life of the patents, and cures in the event of default. The Second Amendment also removes prior restrictions on the Company’s use, sale, or commercialization of the technology after termination, permitting the sale of remaining inventory for up to 90 days post-termination, provided all required reports and payments are made under the Agreement.